Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Reduction for weighted average ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts	6,345,450	6,345,450	6,345,450
Weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	0	10,145,865
Weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	0	841,673
Convertible senior notes
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	605,613	3,398,960
Stock Options
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	8,670,108	9,489,285